Leases (Details) - Schedule of supplemental cash flow information related to operating leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of supplemental cash flow information related to operating leases [Abstract]
Operating cash flows used in operating leases	$ 1,231	$ 507
Operating leases	$ 320	$ 194